Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Data Schedule

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Net revenues:
Cigarettes	$21,403	$21,631	$20,919
Smokeless products	1,627	1,552	1,366
Cigars	567	560	520
Wine	516	459	403
Financial services	(313)	161	348

Net revenues	$23,800	$24,363	$23,556

Earnings before income taxes:
Operating companies income (loss):
Cigarettes	$5,574	$5,451	$5,055
Smokeless products	859	803	381
Cigars	163	167	176
Wine	91	61	43
Financial services	(349)	157	270
Amortization of intangibles	(20)	(20)	(20)
General corporate expenses	(256)	(216)	(204)
Changes to Kraft and PMI tax-related receivables	14	(169)	(88)
UST acquisition-related transaction costs			(60)
Corporate asset impairment and exit costs	(8)	(6)	(91)

Operating income	6,068	6,228	5,462
Interest and other debt expense, net	(1,216)	(1,133)	(1,185)
Earnings from equity investment in SABMiller	730	628	600

Earnings before income taxes	$5,582	$5,723	$4,877

Schedule Of Depreciation Expense And Capital Expenditures Of Segments

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Depreciation expense:
Cigarettes	$142	$164	$168
Smokeless products	31	32	41
Cigars	3	3	2
Wine	25	23	22
Corporate	32	34	38

Total depreciation expense	$233	$256	$271

Capital expenditures:
Cigarettes	$26	$54	$147
Smokeless products	24	19	18
Cigars	20	16	4
Wine	25	22	24
Corporate	10	57	80

Total capital expenditures	$105	$168	$273